Financial Instruments and Fair Value Measures (Tables)	3 Months Ended
Mar. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Financial Assets and Liabilities Accounted for at Fair Value on Recurring Basis	The following table sets forth the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of March 31, 2023 and December 31, 2022:

			Fair Value
	Notional Amounts		Assets			Liabilities
	March 31, 2023	December 31, 2022	March 31, 2023	December 31, 2022		March 31, 2023	December 31, 2022
Designated instruments:
Designated forward currency exchange contracts	$529	$565	$18	$22	(a)	$6	$6	(c)
Designated cross-currency swap	715	715	60	74	(b)	—	—
Total designated instruments	1,244	1,280	78	96		6	6
Undesignated instruments:
Undesignated interest rate swap	1,043	1,024	69	76	(b)	—	—
Undesignated forward currency exchange contracts	447	317	2	4	(a)	6	2	(c)
Total undesignated instruments	1,490	1,341	71	80		6	2
Total designated and undesignated instruments	$2,734	$2,621	$149	$176		$12	$8
(a) Recorded within Other current assets
(b) Recorded within Other assets
(c) Recorded within Accrued liabilities

Summary of Financial Assets and Liabilities Not Carried at Fair Value
The following table sets forth the Company’s financial assets and liabilities that were not carried at fair value:

	March 31, 2023		December 31, 2022
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(Dollars in millions)
Term Loan Facilities	$1,164	$1,168	$1,156	$1,151